NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Oct. 31, 2024
NON-CONTROLLING INTEREST
Summary of non-controlling interest activities

Amount
Non-controlling interest at October 31, 2021	$489
Net loss attributable to non-controlling interest	(32)
Foreign currency translation adjustment attributable to non-controlling interest	(57)
Non-controlling interest at October 31, 2022	400
Net loss attributable to non-controlling interest	(5)
Foreign currency translation adjustment attributable to non-controlling interest	(1)
Non-controlling interest at October 31, 2023	394
Net loss attributable to non-controlling interest	(3)
Foreign currency translation adjustment attributable to non-controlling interest	11
Non-controlling interest at October 31, 2024	$402